Share-Based Compensation (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) shares
Weighted average option grant date fair value (in dollars per share) | $ / shares		$ 0.34	$ 0.57
Aggregate grant date fair value | $		$ 279
Employee Stock Option [Member]
Aggregate grant date fair value	¥ 569		$ 49
Unrecognized compensation expense | $				$ 87
Period over which unrecognized compensation costs are expected to be recognized	9 months 11 days
Stock Incentive Plan2006 [Member]
Number of shares the company is authorized to issue				12,745,438
Stock Incentive Plan2006 [Member] | Maximum [Member] | Restricted Stock [Member]
Number of shares the company is authorized to issue				2,715,243
Stock Incentive Plan2006 [Member] | Minimum [Member] | Employee Stock Option [Member]
Number of shares the company is authorized to issue				10,030,195